General (Details) € in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Nov. 25, 2010	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Disclosure of associates [line items]
Option issued			37,000	37,000	4,249	18,303
Borrowings | €			€ 218,895		€ 198,169
Talasol New Facilities Agreement [Member]
Disclosure of associates [line items]
Interest rate			3.00%				3.00%
Aggregate financing amount				$ 175.0
Current outstanding finance debt				121.0
Amount of debt service fund				6.9
Amount for security for letter of credit				10.0
Reduction of security for letter of credit fund				1.0
Minimum amount of expiration of security fund				$ 3.5
Tranche One [Member] | Talasol New Facilities Agreement [Member]
Disclosure of associates [line items]
Borrowings							$ 155.0
Term of loan			22.5 years	22.5 years
Tranche Two [Member] | Talasol New Facilities Agreement [Member]
Disclosure of associates [line items]
Borrowings							$ 20.0
Term of loan			21 years	21 years
Groen Gas Goor B.V. [Member]
Disclosure of associates [line items]
Green gas production capacity per year			3 million	3 million
Groen Gas Oude-Tonge B.V. [Member]
Disclosure of associates [line items]
Green gas production capacity per year			3.8 million	3.8 million
Groen Gas Gelderland B.V [Member]
Disclosure of associates [line items]
Green gas production capacity per year			9.5 million	9.5 million
Repayment of shares and shareholder loans | €			€ 1,567
Repayment of other existing loans | €			€ 5,897
Groen Gas Gelderland B.V [Member] | License [Member]
Disclosure of associates [line items]
Green gas production capacity per year			7.5 million	7.5 million
Manara PSP [Member]
Disclosure of associates [line items]
Proportion of ownership interest	83.333%
Talasol Solar S.L.U [Member]
Disclosure of associates [line items]
Proportion of ownership interest			51.00%	51.00%
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest		50.00%	9.375%	9.375%